Shareholder Fees - FidelityGrowthIncomePortfolio-KPRO	Sep. 28, 2024 USD ($)
FidelityGrowthIncomePortfolio-KPRO | Fidelity Growth & Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none